Employee Benefits - Outstanding Stock Options (Detail) - 12 months ended Dec. 31, 2016	€ / shares shares	$ / shares shares
Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	323,801	323,801
Weighted average remaining contractual life of outstanding options (years)	3 years 10 months 2 days	3 years 10 months 2 days
United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	165,597	165,597
Weighted average remaining contractual life of outstanding options (years)	4 years 9 months 7 days	4 years 9 months 7 days
0 - 10 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 0
Range of exercise prices, maximum | € / shares	€ 10
Number of outstanding options	0	0
0 - 10 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 0
Range of exercise prices, maximum | $ / shares		$ 10
Number of outstanding options	0	0
10 - 15 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 10
Range of exercise prices, maximum | € / shares	€ 15
Number of outstanding options	105,826	105,826
Weighted average remaining contractual life of outstanding options (years)	1 year 8 months 8 days	1 year 8 months 8 days
10 - 15 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 10
Range of exercise prices, maximum | $ / shares		$ 15
Number of outstanding options	0	0
15 - 20 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 15
Range of exercise prices, maximum | € / shares	€ 20
Number of outstanding options	44,040	44,040
Weighted average remaining contractual life of outstanding options (years)	1 year 3 months 18 days	1 year 3 months 18 days
15 - 20 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 15
Range of exercise prices, maximum | $ / shares		$ 20
Number of outstanding options	3,911	3,911
Weighted average remaining contractual life of outstanding options (years)	1 year 9 months 18 days	1 year 9 months 18 days
20 - 25 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 20
Range of exercise prices, maximum | € / shares	€ 25
Number of outstanding options	50,093	50,093
Weighted average remaining contractual life of outstanding options (years)	1 year 8 months 12 days	1 year 8 months 12 days
20 - 25 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 20
Range of exercise prices, maximum | $ / shares		$ 25
Number of outstanding options	39,685	39,685
Weighted average remaining contractual life of outstanding options (years)	1 year 9 months	1 year 9 months
25 - 40 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 25
Range of exercise prices, maximum | € / shares	€ 40
Number of outstanding options	11,543	11,543
Weighted average remaining contractual life of outstanding options (years)	4 years 9 months 4 days	4 years 9 months 4 days
25 - 40 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 25
Range of exercise prices, maximum | $ / shares		$ 40
Number of outstanding options	40,461	40,461
Weighted average remaining contractual life of outstanding options (years)	2 years 14 days	2 years 14 days
40 - 50 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 40
Range of exercise prices, maximum | € / shares	€ 50
Number of outstanding options	16,250	16,250
Weighted average remaining contractual life of outstanding options (years)	5 years 9 months 18 days	5 years 9 months 18 days
40 - 50 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 40
Range of exercise prices, maximum | $ / shares		$ 50
Number of outstanding options	959	959
Weighted average remaining contractual life of outstanding options (years)	4 years 7 months 13 days	4 years 7 months 13 days
50 - 60 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 50
Range of exercise prices, maximum | € / shares	€ 60
Number of outstanding options	10,670	10,670
Weighted average remaining contractual life of outstanding options (years)	6 years 11 months 1 day	6 years 11 months 1 day
50 - 60 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 50
Range of exercise prices, maximum | $ / shares		$ 60
Number of outstanding options	5,173	5,173
Weighted average remaining contractual life of outstanding options (years)	5 years 8 months 8 days	5 years 8 months 8 days
60 - 70 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 60
Range of exercise prices, maximum | € / shares	€ 70
Number of outstanding options	23,545	23,545
Weighted average remaining contractual life of outstanding options (years)	6 years 11 months 1 day	6 years 11 months 1 day
60 - 70 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 60
Range of exercise prices, maximum | $ / shares		$ 70
Number of outstanding options	801	801
Weighted average remaining contractual life of outstanding options (years)	6 years 22 days	6 years 22 days
70 - 80 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 70
Range of exercise prices, maximum | € / shares	€ 80
Number of outstanding options	20,579	20,579
Weighted average remaining contractual life of outstanding options (years)	8 years 3 months 29 days	8 years 3 months 29 days
70 - 80 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 70
Range of exercise prices, maximum | $ / shares		$ 80
Number of outstanding options	1,787	1,787
Weighted average remaining contractual life of outstanding options (years)	6 years 3 months 18 days	6 years 3 months 18 days
80 - 90 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 80
Range of exercise prices, maximum | € / shares	€ 90
Number of outstanding options	20,765	20,765
Weighted average remaining contractual life of outstanding options (years)	8 years 10 months 10 days	8 years 10 months 10 days
80 - 90 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 80
Range of exercise prices, maximum | $ / shares		$ 90
Number of outstanding options	20,229	20,229
Weighted average remaining contractual life of outstanding options (years)	7 years 9 months	7 years 9 months
90 - 100 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 90
Range of exercise prices, maximum | € / shares	€ 100
Number of outstanding options	13,109	13,109
Weighted average remaining contractual life of outstanding options (years)	8 years 3 months 7 days	8 years 3 months 7 days
90 - 100 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 90
Range of exercise prices, maximum | $ / shares		$ 100
Number of outstanding options	41,955	41,955
Weighted average remaining contractual life of outstanding options (years)	8 years 7 days	8 years 7 days
100 - 110 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 100
Range of exercise prices, maximum | € / shares	€ 110
Number of outstanding options	7,381	7,381
Weighted average remaining contractual life of outstanding options (years)	9 years 6 months 22 days	9 years 6 months 22 days
100 - 110 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 100
Range of exercise prices, maximum | $ / shares		$ 110
Number of outstanding options	10,636	10,636
Weighted average remaining contractual life of outstanding options (years)	8 years 3 months 25 days	8 years 3 months 25 days